Accounts receivable net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Contract receivables | $	$ 1,614		$ 3,661
Less: allowance for doubtful accounts | $	(28)		(30)		$ (30)
Accounts receivable, net | $	$ 1,586		$ 3,631
ZHEJIANG TIANLAN
Contract receivables | ¥		¥ 175,792		¥ 148,889
Less: allowance for doubtful accounts | ¥		(40,019)		(42,867)		¥ (42,182)
Accounts receivable, net | ¥		¥ 135,773		¥ 106,022